FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 846	$ 1,039
Financial liabilities	5,574	5,537
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	846	1,039
Financial liabilities	7,461	7,670
Borrowings1 [Member] | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial liabilities	5,152	5,155
Borrowings1 [Member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	7,039	7,288
Other liabilities | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial liabilities	422	382
Other liabilities | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	422	382
Other assets | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	419	571
Other assets | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	419	571
Other investments [Member] | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	377	428
Other investments [Member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	377	428
Derivatives | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	50	40
Derivatives | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 50	$ 40